Consolidated Statement of Stockholders' Equity (Deficiency) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Jun. 30, 2011	$ 5,821,942	$ 16,823	$ 13,468,580	$ (7,651,871)	$ (11,590)
Balance (in shares) at Jun. 30, 2011		16,822,509
Fair value of vested stock options	175,951	0	175,951	0	0
Common shares issued upon exercise of warrants	0	246	(246)	0	0
Common shares issued upon exercise of warrants (in shares)		246,928
Fair value of warrants issued for services	210,712	0	210,712	0	0
Adjustment to fair value of warrants granted to consultants	(447,838)	0	(447,838)	0	0
Fair value of warrant extensions	264,714	0	264,714	0	0
Fair value of common stock issued for services	0
Net income (loss) for the period	(6,532,289)	0	0	(6,532,289)	0
Foreign currency translation	72,244	0	0	0	72,244
Balance at Jun. 30, 2012	(434,564)	17,069	13,671,873	(14,184,160)	60,654
Balance (in shares) at Jun. 30, 2012		17,069,437
Fair value of vested stock options	323,776	0	323,776	0	0
Common shares issued upon exercise of stock options	0	22	(22)	0	0
Common shares issued upon exercise of stock options (in shares)		21,766
Fair value of common shares issued for customer list	154,908	182	154,726	0	0
Fair value of common shares issued for customer list (in shares)		182,244
Fair value of warrant extensions	0
Common shares retired	0	(337)	337	0	0
Common shares retired (In shares)		(336,921)
Fair value of common stock issued for services	62,787	34	62,753	0	0
Fair value of common shares issued for services (in shares)		33,939
Net income (loss) for the period	191,922	0	0	191,922	0
Foreign currency translation	15,351	0	0	0	15,351
Balance at Jun. 30, 2013	$ 314,180	$ 16,970	$ 14,213,443	$ (13,992,238)	$ 76,005
Balance (in shares) at Jun. 30, 2013		16,970,465